UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS MANAGEMENT, L.P.
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT, CT 06880
           --------------------------------------------------

Form 13F File Number: 028-13963
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      JERROLD N. FINE
           --------------------------------------------------
Title:     MANAGING MEMBER OF THE GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ Jerrold N. Fine            Westport, CT             08/16/10
       ------------------------   ------------------------------  ----------
             [Signature]                  [City, State]              [Date]


The 13F reports relating to the securities holdings of Charter Oak Partners and its affiliated funds prior to January 1, 2010 can be found under the name "Charter Oak Partners/CT", 13F File Number 028-01685.

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         2
                                               -------------

Form 13F Information Table Entry Total:                  76
                                               -------------

Form 13F Information Table Value Total:             $154,124
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.    Form 13F File Number        Name


       1.       028-12871               CHARTER OAK MANAGEMENT GP LLC

       2.       028-13964               FINE PARTNERS, L.P.


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                                                      Form 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
------------------------------ -------------- --------- ---------- --------- --- ---- ---------- ---------- ------------------------
                                                          VALUE     SHRS OR  SH/ PUT/ INVESTMENT   OTHER         VOTING AUTHORITY
    NAME OF ISSUER             TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT  PRN CALL DISCRETION  MANAGERS     SOLE     SHARED  NONE
------------------------------ -------------- --------- ---------- --------- --- ---- ---------- ---------- ----------- ------ -----
AMERICAN WTR WKS CO INC NEW    COM            030420103      468      22,708 SH        DEFINED      1          22,708     0      0
AMERICAN WTR WKS CO INC NEW    COM            030420103    9,421     457,353 SH        DEFINED     1, 2       457,353     0      0
AQUA AMERICA INC               COM            03836W103      277      15,691 SH        DEFINED      1          15,691     0      0
AQUA AMERICA INC               COM            03836W103    5,588     316,038 SH        DEFINED     1, 2       316,038     0      0
ASTEC INDS INC                 COM            046224101        1          47 SH        DEFINED      1              47     0      0
ASTEC INDS INC                 COM            046224101       26         953 SH        DEFINED     1, 2           953     0      0
BOSTON PROPERTIES INC          COM            101121101      124       9,460 SH        DEFINED      1           9,460     0      0
BOSTON PROPERTIES INC          COM            101121101    2,506     190,540 SH        DEFINED     1, 2       190,540     0      0
CARMIKE CINEMAS INC            COM            143436400       84      13,796 SH        DEFINED      1          13,796     0      0
CARMIKE CINEMAS INC            COM            143436400    1,684     277,854 SH        DEFINED     1, 2       277,854     0      0
COMMSCOPE INC                  COM            203372107      112       4,730 SH        DEFINED      1           4,730     0      0
COMMSCOPE INC                  COM            203372107    2,265      95,270 SH        DEFINED     1, 2        95,270     0      0
CVS CAREMARK CORPORATION       COM            126650100      139       4,730 SH        DEFINED      1           4,730     0      0
CVS CAREMARK CORPORATION       COM            126650100    2,793      95,270 SH        DEFINED     1, 2        95,270     0      0
DIRECTV                        COM CL A       25490A101      210       6,204 SH        DEFINED      1           6,204     0      0
DIRECTV                        COM CL A       25490A101    4,238     124,952 SH        DEFINED     1, 2       124,952     0      0
EVEREST RE GROUP LTD           COM            G3223R108      647       9,142 SH        DEFINED      1           9,142     0      0
EVEREST RE GROUP LTD           COM            G3223R108   13,021     184,120 SH        DEFINED     1, 2       184,120     0      0
FACTSET RESH SYS INC           COM            303075105      166       2,365 SH        DEFINED      1           2,365     0      0
FACTSET RESH SYS INC           COM            303075105    3,340      47,635 SH        DEFINED     1, 2        47,635     0      0
HEWITT ASSOCS INC              COM            42822Q100      261       7,575 SH        DEFINED      1           7,575     0      0
HEWITT ASSOCS INC              COM            42822Q100    5,257     152,562 SH        DEFINED     1, 2       152,562     0      0
HUMAN GENOME SCIENCES INC      COM            444903108      220       9,723 SH        DEFINED      1           9,723     0      0
HUMAN GENOME SCIENCES INC      COM            444903108    4,437     195,820 SH        DEFINED     1, 2       195,820     0      0
KAR AUCTION SVCS INC           COM            48238T109      105       8,482 SH        DEFINED      1           8,482     0      0
KAR AUCTION SVCS INC           COM            48238T109    2,113     170,835 SH        DEFINED     1, 2       170,835     0      0
KOHLS CORP                     COM            500255104       45         947 SH        DEFINED      1             947     0      0
KOHLS CORP                     COM            500255104      906      19,074 SH        DEFINED     1, 2        19,074     0      0
LINCOLN NATL CORP IND          COM            534187109      115       4,730 SH        DEFINED      1           4,730     0      0
LINCOLN NATL CORP IND          COM            534187109    2,314      95,270 SH        DEFINED     1, 2        95,270     0      0
LINN ENERGY LLC                UNIT LTD LIAB  536020100    1,404      52,874 SH        DEFINED     1, 2        52,874     0      0
LOWES COS INC                  COM            548661107       99       4,854 SH        DEFINED      1           4,854     0      0
LOWES COS INC                  COM            548661107    1,996      97,764 SH        DEFINED     1, 2        97,764     0      0
MCDONALDS CORP                 COM            580135101      316       4,804 SH        DEFINED      1           4,804     0      0
MCDONALDS CORP                 COM            580135101    6,373      96,751 SH        DEFINED     1, 2        96,751     0      0
METLIFE INC                    COM            59156R108      143       3,787 SH        DEFINED      1           3,787     0      0
METLIFE INC                    COM            59156R108    2,880      76,277 SH        DEFINED     1, 2        76,277     0      0
MURPHY OIL CORP                COM            626717102      352       7,102 SH        DEFINED      1           7,102     0      0
MURPHY OIL CORP                COM            626717102    7,087     143,036 SH        DEFINED     1, 2       143,036     0      0
MYLAN INC                      COM            628530107      457      26,816 SH        DEFINED      1          26,816     0      0
MYLAN INC                      COM            628530107    9,203     540,095 SH        DEFINED     1, 2       540,095     0      0
NUTRI SYS INC NEW              COM            67069D108       54       2,366 SH        DEFINED      1           2,366     0      0
NUTRI SYS INC NEW              COM            67069D108    1,093      47,660 SH        DEFINED     1, 2        47,660     0      0
O REILLY AUTOMOTIVE INC        COM            686091109       55       1,282 SH        DEFINED      1           1,282     0      0
O REILLY AUTOMOTIVE INC        COM            686091109    1,109      25,818 SH        DEFINED     1, 2        25,818     0      0
OCCIDENTAL PETE CORP DEL       COM            674599105      534       6,918 SH        DEFINED      1           6,918     0      0
OCCIDENTAL PETE CORP DEL       COM            674599105   10,750     139,336 SH        DEFINED     1, 2       139,336     0      0
OMNICARE INC                   COM            681904108      196       8,286 SH        DEFINED      1           8,286     0      0
OMNICARE INC                   COM            681904108    3,955     166,896 SH        DEFINED     1, 2       166,896     0      0
OREXIGEN THERAPEUTICS INC      COM            686164104      116      27,682 SH        DEFINED      1          27,682     0      0
OREXIGEN THERAPEUTICS INC      COM            686164104    2,343     557,752 SH        DEFINED     1, 2       557,752     0      0
PFIZER INC                     COM            717081103      307      21,547 SH        DEFINED      1          21,547     0      0
PFIZER INC                     COM            717081103    6,188     433,962 SH        DEFINED     1, 2       433,962     0      0
PREMIER EXIBITIONS INC         COM            74051E102       27      21,322 SH        DEFINED      1          21,322     0      0
PREMIER EXIBITIONS INC         COM            74051E102      663     518,181 SH        DEFINED     1, 2       518,181     0      0
RAILAMERICA INC                COM            750753402       70       7,100 SH        DEFINED      1           7,100     0      0
RAILAMERICA INC                COM            750753402    1,419     142,995 SH        DEFINED     1, 2       142,995     0      0
REGAL ENTMT GROUP              CL A           758766109       74       5,673 SH        DEFINED      1           5,673     0      0
REGAL ENTMT GROUP              CL A           758766109    1,491     114,328 SH        DEFINED     1, 2       114,328     0      0
RYANAIR HLDGS PLC              SPONSORED ADR  783513104      128       4,734 SH        DEFINED      1           4,734     0      0
RYANAIR HLDGS PLC              SPONSORED ADR  783513104    2,583      95,351 SH        DEFINED     1, 2        95,351     0      0
SPDR GOLD TRUST                GOLD SHS       78463V107       55         455 SH        DEFINED      1             455     0      0
SPDR GOLD TRUST                GOLD SHS       78463V107    1,116       9,173 SH        DEFINED     1, 2         9,173     0      0
ST JUDE MED INC                COM            790849103      342       9,469 SH        DEFINED      1           9,469     0      0
ST JUDE MED INC                COM            790849103    6,882     190,703 SH        DEFINED     1, 2       190,703     0      0
TEVA PHARMACEUTICAL INDS LTD   ADR            881624209      372       7,152 SH        DEFINED      1           7,152     0      0
TEVA PHARMACEUTICAL INDS LTD   ADR            881624209    7,488     144,037 SH        DEFINED     1, 2       144,037     0      0
TREEHOUSE FOODS INC            COM            89469A104        2          47 SH        DEFINED      1              47     0      0
TREEHOUSE FOODS INC            COM            89469A104       44         953 SH        DEFINED     1, 2           953     0      0
VELOCITY EXPRESS CORP          CONV PFD*      92257T939        7     219,078 SH        DEFINED     1, 2       219,078     0      0
VELOCITY EXPRESS CORP          SER N          92257T970        3      87,315 SH        DEFINED     1, 2        87,315     0      0
VELOCITY EXPRESS CORP          SER Q          92257TXY4        3      95,229 SH        DEFINED     1, 2        95,229     0      0
WAL MART STORES INC            COM            931142103      538      11,191 SH        DEFINED      1          11,191     0      0
WAL MART STORES INC            COM            931142103   10,834     225,385 SH        DEFINED     1, 2       225,385     0      0
YRC WORLDWIDE INC              COM            984249102        4      28,411 SH        DEFINED      1          28,411     0      0
YRC WORLDWIDE INC              COM            984249102       86     572,214 SH        DEFINED     1, 2       572,214     0      0

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